OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 1,798.5	$ 1,803.8	[1]
Percentage of total metal sales	77.10%	63.40%
Customer One
Disclosure of major customers [line items]
Revenue	$ 360.4	$ 384.5
Customer Two
Disclosure of major customers [line items]
Revenue	343.9	267.1
Customer Three
Disclosure of major customers [line items]
Revenue	270.5	0.0
Customer Four
Disclosure of major customers [line items]
Revenue	229.6	262.7
Customer Five
Disclosure of major customers [line items]
Revenue	182.3	229.9
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	$ 1,386.7	$ 1,144.2

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.